ULTRA SERIES FUND

                       Supplement Dated November 25, 1996
                                       to
        Ultra Series Fund Prospectus Dated May 1, 1996 ("USF Prospectus")

1. Name Changes. Effective December 31, 1996 the following entities' names will change and the listed new name should be substituted in the USF Prospectus wherever the old name appears:


         Old Name                                    New Name

Century  Life of America                     CUNA Mutual Life  Insurance  Company

Century Variable  Annuity  Account           CUNA Mutual Life  Variable  Annuity  Account

Century  Variable  Account                   CUNA Mutual Life  Variable  Account

Century Group Variable  Annuity Account      CUNA Mutual Life Group Variable Annuity Account

Century Investment Management Co.            CIMCO Inc.


Because the Century Life of America name change must be approved by each state Insurance Commissioner, its new name will be used in each state on the later of December 31, 1996 or the state approval date.

2. Management Agreement. At a meeting of the Board of Trustees held October 29, 1996, the Trustees approved a Management Agreement between CIMCO Inc. ("CIMCO") and the Ultra Series Fund (the "Fund") and recommended the Management Agreement for approval by the Shareholders of the Fund at a Shareholder meeting scheduled for January 16, 1997. Subject to the affirmative vote of a majority of the shares of each series of the Fund, effective May 1, 1997, the Management Agreement will replace the existing Investment Advisory Agreement between the Fund and Century Investment Management Co. last approved and continued by the Board of Trustees on May 2, 1996. In addition, Century Life of America management has indicated that effective May 1, 1997 it will not continue its expense reimbursement agreement with the Fund, pursuant to which Century Life of America has from year to year voluntarily agreed to absorb substantially all ordinary business expenses (including the advisory fee) of each series of the Fund (except Treasury 2000) in excess of 0.65% of the average value of the daily net assets of such series. (See The Investment Adviser, page 12 of the USF Prospectus). If the Management Agreement is approved, effective May 1, 1997, the following paragraph will replace the third paragraph of the section headed The Investment Adviser.

         "The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each series of the Ultra Series Fund and provides or arranges for the provision of all other services required by a series through services agreements with affiliated and unaffiliated service providers. As full compensation for these services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

         Management Fee Table

       Series                             Management Fee
       Capital Appreciation Stock         0.80 %
       Balanced                           0.70 %
       Growth & Income Stock              0.60 %
       Bond                               0.55 %
       Money Market                       0.45 %
       Treasury 2000                      0.45 %"


3. Amendment to Declaration of Trust. At a meeting of the Board of Trustees held October 29, 1996, the Trustees approved Amendment No. 2 to the Declaration of Trust of the Fund and recommended the Amendment for approval by the Shareholders of the Fund at a Shareholder meeting scheduled for January 16, 1997. Subject to the affirmative vote of a majority of the shares of all series of the Fund voting as one class, effective May 1, 1997, the Fund's Amendment No. 2 to the Declaration of Trust will be adopted to permit the Fund and each series to offer additional classes of shares, and to provide Shareholders with one vote for each dollar of net asset value of each series rather than one vote for each share of the Fund. (See THE ULTRA SERIES FUND, page 7 and GENERAL INFORMATION--Shareholders Rights, page 13 of the USF Prospectus). If the Amendment is approved, and subject to obtaining an exemptive order from the SEC, effective May 1, 1997, the following paragraphs will replace the first, second and third paragraphs of the Section headed THE ULTRA SERIES FUND.

         "The Ultra Series Fund is a diversified, open-end management investment company established as a Massachusetts Business Trust under a Declaration of Trust dated September 16, 1983, as amended October 22, 1985 and May 1, 1997. The Ultra Series Fund is a series fund with six investment portfolios, each of which is, in effect, a separate mutual fund. The six series within the Ultra Series Fund are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. In the future, the number of series may change. The Ultra Series Fund issues two classes (Class C and Class Z) of shares of beneficial interest for each series representing fractional undivided interests in that series of the Fund. An investor in a series is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that series. An investor also shares in any losses of that series. The Declaration of Trust permits the Ultra Series Fund to issue an unlimited number of shares of each class in each series of the Fund.

         The Ultra Series Fund offers its shares to insurance company separate accounts that may or may not be affiliated with CUNA Mutual Life Insurance Company (the "Company") as funding vehicles for certain individual variable annuity contracts, individual variable life insurance contracts, and group variable annuity contracts, and to qualified pension and retirement plans. The separate accounts supporting individual variable annuity and variable life insurance contracts are, like the Ultra Series Fund, registered as investment companies with the Securities and Exchange Commission (the "SEC") and a separate prospectus, which accompanies this Prospectus, describes each such separate account and its related contract. The separate accounts supporting group variable annuity contracts are not registered as investment companies with the SEC and the interests in such separate accounts are not registered as securities under the federal securities laws. The qualified pension and retirement plans are not registered as investment companies with the SEC and the interests in such plans are not registered as securities under the federal securities laws. The Ultra Series Fund does not offer its shares directly to the general public.

         Because shares of the Ultra Series Fund are sold to affiliated and unaffiliated insurance company separate accounts as funding vehicles for individual variable annuity and variable life insurance contracts, and group variable annuity contracts, and to qualified pension and retirement plans, it is possible that material conflicts could arise between the interests of variable annuity contract owners and variable life insurance contract owners, between the interests of owners of variable annuity or variable life insurance contracts issued by different insurance companies, or between the interests of owners of variable annuity or variable life insurance contracts and qualified pension and retirement plan participants. The Ultra Series Fund does not currently foresee any disadvantage to variable annuity contract owners, variable life insurance contract owners, or qualified pension and retirement plan participants arising from the fact that shares of the Ultra Series Fund are sold in the manner described above. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the entities involved in any material irreconcilable conflict."

If the Amendment is approved, effective May 1, 1997, the following paragraph will replace the first paragraph of the section headed GENERAL INFORMATION -- Shareholder Rights.

         "Pursuant to current interpretations of the Investment Company Act of 1940, the Company will solicit voting instructions with respect to any matters that are presented to a vote of shareholders. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or class, except for matters concerning only a series or class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or class whose shareholders have not approved such matter. This will occur if the matter affects interests of that series or class which are not identical with the interests of all other series and classes such as change in investment policy, approval of the Investment Adviser and failure by the holders of a majority of the outstanding voting securities of the series or class to approve the matter. The holder of each share of each series of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder."



ULTRA SERIES FUND

                       Supplement Dated November 25, 1996
                                       to
     Ultra Series Fund Statement of Additional Information Dated May 1, 1996
                   ("USF Statement of Additional Information")

1. Name Changes. Effective December 31, 1996 the following entities' names will change and the listed new name should be substituted in the USF Statement of Additional Information wherever the old name appears:


         Old Name                                    New Name

Century  Life of America                     CUNA Mutual Life  Insurance  Company

Century Variable  Annuity  Account           CUNA Mutual Life  Variable  Annuity  Account

Century  Variable  Account                   CUNA Mutual Life  Variable  Account

Century Group Variable  Annuity Account      CUNA Mutual Life Group Variable Annuity Account

Century Investment Management Co.            CIMCO Inc.


Because the Century Life of America name change must be approved by each state Insurance Commissioner, its new name will be used in each state on the later of December 31, 1996 or the state approval date.

2. Management Agreement. At a meeting of the Board of Trustees held October 29, 1996, the Trustees approved a Management Agreement between CIMCO Inc. ("CIMCO") and the Ultra Series Fund (the "Fund") and recommended the Management Agreement for approval by the Shareholders of the Fund at a Shareholder meeting scheduled for January 16, 1997. Subject to the affirmative vote of a majority of the shares of each series of the Fund, effective May 1, 1997, the Management Agreement will replace the existing Investment Advisory Agreement between the Fund and Century Investment Management Co. last approved and continued by the Board of Trustees on May 2, 1996. In addition, Century Life of America management has indicated that effective May 1, 1997 it will not continue its expense reimbursement agreement with the Fund, pursuant to which Century Life of America has from year to year voluntarily agreed to absorb substantially all ordinary business expenses (including the advisory fee) of each series of the Fund (except Treasury 2000) in excess of 0.65% of the average value of the daily net assets of such series. (See The Investment Adviser, page 10 of the USF Statement of Additional Information). If the Management Agreement is approved, effective May 1, 1997, the following paragraphs will replace the first and second paragraphs of the section headed The Investment Adviser.

         "The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custodial and transfer agent services, etc. The Investment Adviser is CIMCO Inc. CUNA Mutual Life Insurance Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with CUNA Mutual Life Insurance Company and with CUNA Mutual Insurance Society. CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of CUNA Mutual Life Insurance
         Company are also directors of CUNA Mutual and many of the senior executive officers of CUNA Mutual Life Insurance Company hold similar positions with CUNA Mutual.

         The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each series of the Ultra Series Fund and provides or arranges for the provision of all other services required by a series through services agreements with affiliated and unaffiliated service providers. As full compensation for these services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

         Management Fee Table

         Series                             Management Fee
         Capital Appreciation Stock         0.80 %
         Balanced                           0.70 %
         Growth & Income Stock              0.60 %
         Bond                               0.55 %
         Money Market                       0.45 %
         Treasury 2000                      0.45 %"


         The total fee paid to the Investment Adviser during the year ended December 31, 1993, was $450,212. The fees were allocated to the funds as follows: $142,729 to Growth and Income Stock, $243,015 to Balanced, $29,637 to Bond, $28,965 to Money Market, and $5,866 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1994, was $594,112. The fees were allocated to the funds as follows: $199,911 to Growth and Income Stock, $24,864 to Capital Appreciation Stock, $300,282 to Balanced, $34,590 to Bond, $28,639 to Money Market, and $5,826 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1995, was $998,220. The fees were allocated to the funds as follows: $102,598 to Capital Appreciation Stock, $355,655 to Growth and Income Stock,
         $434,607 to Balanced, $51,014 to Bond, $47,967 to Money Market, and $6,379 to Treasury 2000."

If the Management Agreement is approved, effective May 1, 1997, the fifth paragraph of the section headed The Investment Adviser will be omitted.

If the Management Agreement is approved, effective May 1, 1997, the following paragraph will replace the sixth paragraph of the section headed The Investment Adviser.

         "The Management Agreement has been approved by the beneficial owners of the Ultra Series Fund and by the Trustees of the Ultra Series Fund, including a majority of Trustees who are not parties to the Agreement or interested persons to any such party as defined in the Investment Company Act of 1940. The Agreement, unless sooner terminated, shall continue until two years from the effective date of the Agreement and thereafter shall continue automatically for periods of one calendar year so long as such continuance is specifically approved at least annually (a) by the vote of a majority of the shareholders of the Ultra Series Fund or by a majority of the Trustees, and (b) by a vote of a majority of those Trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval provided, the Agreement may be terminated by the Ultra Series Fund at any time, without the payment of any penalty, by vote of a majority of the Trustees or by a majority vote of a majority of the shareholders on sixty (60) days written notice to the Ultra Series Fund. The Agreement will terminate automatically in the event of its assignment."

If the Management Agreement is approved, effective May 1, 1997, the following paragraph will replace the paragraphs of the section headed Expenses of the Fund.

         "The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Money Market funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each series. Currently, the Company is providing some of these services on behalf of the Investment Adviser."